Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail)					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 26, 2020 USD ($)	Jan. 28, 2020 shares	Jan. 12, 2018 USD ($) $ / shares shares	Jan. 26, 2017 USD ($) shares	Jul. 31, 2020 USD ($)	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) Segment shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Segment shares	Dec. 31, 2018 USD ($) shares
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Reverse stock split description								One-for-ten
Reverse stock split conversion ratio	0.01
Accumulated losses						$ (59,194,000)		$ (59,194,000)		$ (43,933,000)
Cash and cash equivalents						6,649,000	$ 3,758,000	6,649,000	$ 3,758,000	$ 2,065,000	$ 3,027,000
Cash and cash equivalents acquired in merger								$ 12,835,000
Number of AB common shares purchased | shares											100,000
Maximum entity ownership percentage required for variable interest entity								100.00%		100.00%
Number of operating segment | Segment								1		1
Impairment to long-lived assets								$ 0		$ 0
EPS unpaid services						$ 300,000		$ 300,000		$ 340,000
Shares issued | shares						0		0		0
Fair value of liability						$ 300,000		$ 300,000		$ 290,000	$ 290,000
Expected contractual term						0 years	6 years 3 months	6 years 3 months	6 years 3 months		1 year
One Customer [Member]
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Accounts receivable from customer						$ 100,000		$ 100,000		100,000
Settlement Agreement [Member]
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash paid				$ 50,000
Share repurchases, value						$ 300,000		$ 300,000		$ 290,000
Share repurchases, description								The Company is required to repurchase the shares at the higher of the remaining balance due, approximately $0.3 million at September 30, 2020 and December 31, 2019, or the market price of the shares at the time of repurchase, but no later than December 31, 2021. The Company has the sole option to initiate the timing of the repurchase of the shares (which were converted into shares of common stock upon the Merger) before the deadline date.		The Company is required to repurchase the shares at the higher of the remaining balance due, approximately $290 thousand, or the market price of the shares at the time of repurchase, but no later than December 31, 2021. Histogen has the sole option to initiate the timing of the repurchase of the shares before the deadline date.
Gain (Loss) on extinguishment of the original liability				$ 0
Series D Convertible Preferred Stock [Member] | Settlement Agreement [Member]
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Shares issued | shares				14,342
Maximum [Member]
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets								5 years		5 years
Expected contractual term								10 years
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Percentage of revenues						100.00%	39.00%	100.00%	94.00%	91.00%	48.00%
US Department Of Defense [Member]
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Grant funding obtained						$ 2,000,000		$ 2,000,000
Grant award expiration period								2025-09
Qualifying expenses incurred						0		$ 0
Reduction of research and development expenses related to award						0		0
Amount reimbursed under terms of award						$ 0		0
Merger [Member] | Conatus [Member]
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents acquired in merger	$ 12,800,000
Variable Interest Entity ("VIE")
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Variable interest entity, ownership percentage			68.00%							50.00%
Variable interest entity common stock shares owned | $ / shares			$ 2,600,000
Variable Interest Entity ("VIE") | Plan of Conversion Agreement [Member]
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Number of common shares specified in Plan of Conversion | shares			3,800,000
Number of AB common shares purchased | shares			100,000
Price per Share Purchase Price of AB common shares			$ 1.00
Aggregate Purchase Price of AB common shares | $ / shares			$ 100,000
Common Stock Purchase Agreement with Lincoln Park [Member]
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Common stock shares maximum committed purchase amount					$ 10,000,000
Remaining available for sale common stock shares maximum committed purchase amount					$ 8,500,000			$ 8,500,000
Long-term purchase commitment, period					24 months
Private Histogen [Member]
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Exchange Ratio in reverse merger | shares		0.14342
Histogen stockholders' ownership interests post Merger		71.30%